Financial Assets and Liabilities - Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	₱ 47,724	₱ 56,653
Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	46,781	55,886
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	65,381	71,078
Costs [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	64,264	70,137
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	595	596
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	4,069	4,285
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	16,177	25,211
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	122	129
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	19,894	17,216
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	15,934	15,151
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,250	1,058
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	188	296
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	6,035	6,195
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,117	941
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	443	428
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	578	432
Costs [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	96	81
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	36,391	47,223
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	35,448	46,456
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	595	596
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,801	3,695
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	16,177	25,211
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	122	129
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	8,349	8,240
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,731	5,502
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	619	499
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	93	141
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,961	2,443
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	943	767
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	269	254
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	578	432
Financial Assets Neither Past Due Nor Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	96	81
Financial assets past due but not impaired [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	11,333	9,430
Financial assets past due but not impaired [member] | One to sixty days [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,505	3,289
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	3,505	3,289
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,603	1,439
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,500	1,615
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	164	37
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	39	72
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	199	126
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	618	1,709
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	618	1,709
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	223	372
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	248	1,214
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	87	14
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	20	26
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	40	83
Financial assets past due but not impaired [member] | Later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	7,210	4,432
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	7,210	4,432
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	21	276
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	4,509	1,721
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	256	374
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	35	56
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	2,389	2,005
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	17,657	14,425
Impaired [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	17,483	14,251
Impaired [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	268	590
Impaired [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	9,698	6,889
Impaired [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	5,946	5,099
Impaired [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	124	134
Impaired [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1	1
Impaired [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	1,446	1,538
Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	174	174
Impaired [Member] | Financial liabilities at fair value through profit or loss, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	174	174
Impaired [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments at amortized cost:	₱ 17,657	₱ 14,425